Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets
Intangible Assets

8.   INTANGIBLE ASSETS

		Dec. 31, 2025			Dec. 31, 2024
	Historical cost	Accumulated amortization	Net value	Historical cost	Accumulated amortization	Net value
In service
Useful life defined
Temporary easements	15	(8)	7	15	(8)	7
Onerous concession	14	(11)	3	14	(11)	3
Assets of concession	29,740	(12,509)	17,231	27,594	(11,766)	15,828
Assets of concession - GSF	1,230	(605)	625	1,031	(467)	564
Others	333	(100)	233	174	(90)	84
	31,332	(13,233)	18,099	28,828	(12,342)	16,486
In progress	448	-	448	320	-	320
Net intangible assets	31,780	(13,233)	18,547	29,148	(12,342)	16,806

Changes in Intangible assets are as follow:

	Dec. 31, 2024	Additions	Business Combination	Disposals	Amortization	Transfers (1)	Dec. 31, 2025
In service
Useful life defined
Temporary easements	7	-	-	-	-	-	7
Onerous concession	3	-	-	-	-	-	3
Assets of concession	15,828	2	-	(132)	(1,133)	2,666	17,231
Assets of concession - GSF	564	199	-	-	(138)	-	625
Others	84	1	192	(38)	(11)	5	233
	16,486	202	192	(170)	(1,282)	2,671	18,099
In progress	320	176	-	-	-	(48)	448
Net intangible assets	16,806	378	192	(170)	(1,282)	2,623	18,547

(1)	The transfers were made between concession contract assets to Intangible assets: in 2025 of R$0 (R$2,517 in 2024).

	Dec. 31, 2023	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2024
In service
Useful life defined
Temporary easements	8	-	-	(1)	-	7
Onerous concession	4	-	-	(1)	-	3
Assets of concession	14,284	24	(62)	(1,000)	2,582	15,828
Assets of concession - GSF	697	-	-	(133)	-	564
Other	60	10	-	(11)	25	84
	15,053	34	(62)	(1,146)	2,607	16,486
In progress	196	214	-	-	(90)	320
Net intangible assets	15,249	248	(62)	(1,146)	2,517	16,806

(1)	The transfers were made between concession contract assets to Intangible assets: R$2,517 in 2024 (R$1,590 in 2023).

	Dec. 31, 2022	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2023
In service
Useful life defined
Temporary easements	9	-	-	(1)	-	8
Onerous concession	4	-	-	-	-	4
Assets of concession	13,555	3	(81)	(914)	1,721	14,284
Assets of concession - GSF	832	-	-	(135)	-	697
Other	15	26	(10)	(5)	34	60
	14,415	29	(91)	(1,055)	1,755	15,053
In progress	206	158	(3)	-	(165)	196
Net intangible assets	14,621	187	(94)	(1,055)	1,590	15,249

(1)	The main transfers were made between concession contract assets to Intangible assets: R$1,590 in 2023 (R$2,448 in 2022).

Concession assets

The energy and gas distribution infrastructure assets already in service and that will be fully amortized during the concession term are recorded as intangible assets. Assets linked to the infrastructure of the concession that are still under construction are posted initially as contract assets, as detailed in Note 6.

The main amortization rates are as follows:

Energy	(%)	Administration	(%)
System cable - below 69 KV	6.67	Software	20.00
System cable - below 69 KV	3.57	Vehicles	14.29
Structure - Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker - up to 69 kV	3.03
Capacitor bank - up to 69 kV	6.67
Voltage regulator - up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 to 20.00	Furniture	10.00

The annual average amortization rate is 4.09% and by activities is follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
20.75%	5.78%	3.41%	3.94%	15.46%

Under the regulations of the energy segment, property, plant and equipment used in the distribution concession are linked to these services, and cannot be withdrawn, disposed of, assigned or provided in guarantee without the prior express authorization of the Grantor.

Renegotiation of hydrological risk – Generation Scaling Factor - GSF

ReH 2,919/2021 ratified the amounts of the right to compensation for the São Simão, Jaguara, Miranda and Volta Grande plants, which were owned by the Company during the period indicated in Law 14,052/2020 for compensation, but this Law does not specify how this will be carried out in the event of the absence of debts with the Union related to the concession regime determined in the Law. The amounts calculated are:

Plant re-offered for tender	Amount
São Simão	783
Miranda	146
Jaguara	237
Volta Grande	157
Total	1,323

On December 21, 2023, the Company sent correspondence to the Ministry of Mines and Energy, requesting recognition of the absence of a mechanism for compensation, in the hypothesis mentioned above, as well as the updating of the amounts contained in ReH No. 2,919/2021 and their conversion into an agreement to extend the terms of certain power plants under the Company's concession, under the terms of Law No. 14,052/2020.

Considering that there is no legal provision on how to compensate for non-hydrological risks and the Company's right depends on the occurrence of uncertain future events, which are not entirely under its control, the contingent assets relating to the plants listed in the table above were not recognized.

CCEE auction of Generation Scaling Factor (GSF) credits”

On August 1, 2025, CEMIG GT, its wholly owned subsidiary CEMIG PCH S.A., and the Queimado consortium—of which CEMIG GT holds an 82.5% interest—were the winning bidders in the auction conducted by the Electric Energy Trading Chamber (CCEE) regarding GSF credits.

The Queimado and Pai Joaquim hydropower plants will be entitled to extend their concession and authorization terms by 7 years, while the Irapé plant will be entitled to extend its concession term by 3 years. The total disbursement of R$199 was made on August 13, 2025.

Accordingly, in the third quarter of 2025, an increase of R$199 was recognized in intangible assets, corresponding to the extension of the concession rights of these power plants.

Accounting policy

These mainly include assets relating to the service concession contracts described above and software. They are measured at total acquisition cost, less amortization expenses and accumulated impairment losses, when applicable.

Any gain or loss resulting from the derecognition of intangible assets, corresponding to the difference between their book value and the net sale value, is recognized in the income statement, in “Other expenses”.

Energy and gas distribution activity

The portion of the concession assets that will be fully amortized during the concession is classified as an intangible asset and amortized over the term of the concession contract, as provided for in IFRIC 12.

Onerous concessions

The information about onerous concessions are disclosed in explanatory note 2.

Estimations and judgments

The annual amortization rates take into account the expected useful life of the assets and reflect their expected consumption pattern and are reviewed annually by Management.

The Company and its subsidiaries have not identified any indications of impairment of their intangible assets.

Energy and gas distribution activity

Amortization reflects the consumption pattern of the acquired rights and is calculated on the balance of the concession‑related assets using the straight‑line method, based on rates that consider the expected useful lives of the electricity distribution assets, which are taken into account by the regulator during the tariff review process

Renegotiation of hydrological risk – Generation Scaling Factor - GSF

Under the terms of Law 13.203/2015 and subsequent amendments, the hydrological risk was renegotiated, establishing the right to reimbursement for the costs incurred with the GSF, assumed by the owners of the hydroelectric plants participating in the Energy Reallocation Mechanism (Mecanimos de Realocação de Energia, or ‘MRE’) between 2012 and 2017.

The procedure adopted by ANEEL for this compensation was to extend the grant periods for these plants. The company therefore recognized an intangible asset representing this right to extend the concessions.

On initial recognition, the fair value of the right to extend the concession was estimated individually for each plant, using the revenue approach, which converts future values into a single current value, discounted by the rate of return approved by Management for the energy generation activity, reflecting current market expectations in relation to future values.

The useful life of the assets that make up property, plant and equipment and intangible assets has been adjusted to the new remaining term of the concession, i.e. the term of the extension of the right to grant the concession has been added to the originally agreed term. Thus, amortization is carried out using the straight-line method until the end of the new concession term.

Impairment

For assets with a defined useful life, if there are indications of impairment, the Company estimates the recoverable value of the asset or CGU and, if the net book value exceeds the recoverable value, an impairment loss is recognized, adjusting the net book value to the recoverable value. In this case, the recoverable amount of an asset or a certain cash-generating unit is defined as the higher of its value in use and its net selling price.